CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 9,278	$ 7,366
Short-term bank deposits	2,862	0
Trade receivables (net of allowance for credit losses of $264 and $162 on December 31, 2023 and December 31, 2022, respectively)	10,898	10,116
Inventories	6,135	5,130
Other accounts receivable and prepaid expenses	934	786
Total current assets	30,107	23,398
LONG-TERM ASSETS:
Severance pay fund	57	59
Restricted deposit	0	202
Long-term tax receivables	874	899
Deferred tax asset, net	224	1,597
Operating lease right-of-use assets	6,555	7,156
Total other assets	7,710	9,913
Property and equipment, net	9,354	7,674
Total long-term assets	17,064	17,587
Total assets	47,171	40,985
CURRENT LIABILITIES:
Current maturities of long-term debt	0	702
Trade payables	7,503	4,793
Other accounts payable and accrued expenses	5,689	4,133
Short-term operating lease liabilities	789	846
Total current liabilities	13,981	10,474
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	0	2,768
Accrued severance pay	447	280
Long-term operating lease liabilities	5,871	6,443
Total long-term liabilities	6,318	9,491
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 3.0 par value – Authorized: 10,000,000 shares at December 31, 2023 and December 31, 2022; Issued and outstanding: 6,020,693 shares at December 31, 2023 and 5,849,678 shares at December 31, 2022	5,443	5,305
Additional paid-in capital	23,587	22,862
Foreign currency translation adjustments	783	1,189
Capital reserves	1,900	1,537
Accumulated deficit	(4,841)	(9,873)
Total shareholders' equity	26,872	21,020
Total liabilities and shareholders' equity	$ 47,171	$ 40,985